Intangible Assets and Other Assets, Other Assets (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of Other Assets [Line Items]
Corporate/bank-owned life insurance		$ 19,757	$ 19,751
Accounts receivable		19,651	19,608
Loans held for sale		4,482	2,673
Mortgage servicing rights		6,327	7,779	$ 8,508
Operating lease assets (lessor)		4,999	5,286
Operating lease right-of-use (ROU) assets (lessee)		3,641	3,850
Other		15,578	13,951
Other assets	[1]	81,297	79,233
Railroad transportation equipment [Member]
Components of Other Assets [Line Items]
Loans held for sale		1,000
Railroad transportation equipment [Member] | Disposal group, held-for-sale, not discontinued operations [Member]
Components of Other Assets [Line Items]
Operating lease assets (lessor)		4,300
AFS and HTM debt securities [Member]
Components of Other Assets [Line Items]
Interest receivable		1,660	1,544
Loans [Member]
Components of Other Assets [Line Items]
Interest receivable		3,330	3,420
Trading and other [Member]
Components of Other Assets [Line Items]
Interest receivable		$ 1,872	$ 1,371

[1]	In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities and short-term borrowings. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).